Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Member]
Schedule of Property, Plant and Equipment

The following table summarizes the key classifications of property, plant and equipment included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Furniture and equipment, gross	$328	$320
Demonstration Plant, gross	89,239	89,239
Construction in progress	21,853	14,443
Total property, plant and equipment, gross	111,420	104,002
Accumulated depreciation	(10,321)	(7,146)
Total property, plant and equipment, net	$101,099	$96,856

The following table summarizes the key classifications of property, plant and equipment as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor):

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Furniture and equipment, gross	$320	$368
Demonstration Plant, gross	89,241	128,013
Construction in progress	14,441	—
Total property, plant and equipment, gross	104,002	128,381
Accumulated depreciation	(7,146)	(58,786)
Total property, plant and equipment, net	$96,856	$69,595